Fair Values of Financial Instruments - Summary of Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 1,598,943	$ 1,176,652
Securities available for sale	3,786,377	4,541,925
Securities held to maturity	1,003	1,002
Other securities	329,429	322,048
Loans held for sale	56,261	56,879
Net loans	21,359,084	20,558,166
Derivative financial assets	1,848	5,550
Mortgage servicing rights	4,554	21,022
Deposits	22,819,319	22,303,166
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,598,943	1,176,652
Securities available for sale	3,786,377	4,541,925
Securities held to maturity	1,003	1,002
Other securities	329,429	322,048
Loans held for sale	56,261	56,879
Net loans	21,099,847	20,323,420
Derivative financial assets	1,848	5,550
Mortgage servicing rights	4,554	21,022
Deposits	22,819,319	22,303,186
Short-term borrowings	196,095	160,698
Long-term borrowings	1,789,103	2,197,656
Derivative financial liabilities	678	561
Carrying Amount [Member] | Marketable Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	8,945	7,629
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,598,943	1,176,652
Securities available for sale	3,786,377	4,541,925
Securities held to maturity	1,020	1,020
Other securities	312,958	305,946
Loans held for sale	56,261	56,879
Net loans	20,463,710	19,030,221
Derivative financial assets	1,848	5,550
Mortgage servicing rights	13,427	41,880
Deposits	22,760,310	22,249,061
Short-term borrowings	196,095	160,698
Long-term borrowings	1,769,123	2,161,108
Derivative financial liabilities	678	561
Fair Value [Member] | Marketable Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	8,945	7,629
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Securities available for sale	5,159	5,367
Securities held to maturity	0	0
Other securities	0	0
Loans held for sale	0	0
Net loans	0	0
Derivative financial assets	0	0
Mortgage servicing rights	0	0
Deposits	0	0
Short-term borrowings	0	0
Long-term borrowings	0	0
Derivative financial liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Marketable Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	8,945	7,629
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	1,598,943	1,176,652
Securities available for sale	3,781,218	4,536,558
Securities held to maturity	0	0
Other securities	0	0
Loans held for sale	4,283	12,008
Net loans	0	0
Derivative financial assets	810	4,674
Mortgage servicing rights	0	0
Deposits	22,760,310	22,249,061
Short-term borrowings	196,095	160,698
Long-term borrowings	1,769,123	2,161,108
Derivative financial liabilities	11	0
Significant Other Observable Inputs (Level 2) [Member] | Marketable Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Securities held to maturity	1,020	1,020
Other securities	312,958	305,946
Loans held for sale	51,978	44,871
Net loans	20,463,710	19,030,221
Derivative financial assets	1,038	876
Mortgage servicing rights	13,427	41,880
Deposits	0	0
Short-term borrowings	0	0
Long-term borrowings	0	0
Derivative financial liabilities	667	561
Significant Unobservable Inputs (Level 3) [Member] | Marketable Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity securities	$ 0	$ 0